STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2013		$ 1	$ 28,438,994	$ (16,367,976)
Balance, shares at Dec. 31, 2013		1,000
Distribution to Owner (Parent)			$ (1,227,254)
Net income	$ 1,398,255			$ 1,398,255
Balance at Dec. 31, 2014	12,242,020	$ 1	$ 27,211,740	$ (14,969,721)
Balance, shares at Dec. 31, 2014		1,000
Distribution to Owner (Parent)			$ (1,496,422)
Net income	2,980,611			$ 2,980,611
Balance at Dec. 31, 2015	$ 13,726,209	$ 1	$ 25,715,318	$ (11,989,110)
Balance, shares at Dec. 31, 2015		1,000